Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Other assets
Advance payments	₩ 162,784		₩ 164,950
Prepaid expenses	1,667,372		241,078
Contract assets	398,797
Others	4,490		5,997
Less: Non-current	(545,895)	₩ (529,783)	(107,165)	₩ (106,099)
Current	1,687,548	1,589,293	304,860	311,135
Other liabilities
Advances received	518,914		375,792
Withholdings	89,403		85,142
Unearned revenue	39,528		23,036
Contract liabilities	347,462
Others	24,908		11,628
Less: Non-current	(423,626)	(286,783)	(237,284)	(58,761)
Current	₩ 596,589	₩ 494,079	₩ 258,314	₩ 342,291